Reinsurance Assets - Summary of Reinsurance Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reinsurance [abstract]
Long-term insurance contracts ceded	¥ 2,351	¥ 1,783
Due from reinsurance companies	64	123
Ceded unearned premiums	527	125
Claims recoverable from reinsurers	104	103
Total	3,046	2,134
Current	695	351
Non-current	2,351	1,783
Total	¥ 3,046	¥ 2,134